Share-based Payments - Additional Information (Details)			12 Months Ended
	Dec. 12, 2016 GBP (£) shares	Jun. 30, 2016	Dec. 31, 2017 GBP (£) shares yr Plan	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2015 GBP (£) shares yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity settled share-based payment plans | Plan			3
Description of vesting requirements for share-based payment			1) options granted to a director, under which a third of the options granted vested immediately with the remaining two-thirds vesting each subsequent year; and 2) options granted to three employees, under which two thirds of the options vested immediately with the remaining third vesting in 2017.
Number of share options granted in share-based payment arrangement | shares			1,500,815	507,690	0
Weighted average remaining contractual life of outstanding share options | yr			4.49	6.66	6.18
Employee remuneration expense, related to equity-settled share-based payments | £			£ 11,700,000	£ 1,100,000	£ 800,000
U.K. Share-based Payment Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period			4 years	4 years
Stock Option Plan (U.S. Sub-Plan)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period		4 years	4 years
Number of share options granted in share-based payment arrangement | shares	45,750
Share options exercise price per share | £	£ 4.00
Share option exercised date	Dec. 29, 2016
Stock Option Plan (U.S. Sub-Plan) | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised	6 months
2016 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount rate used to compute present value				25.00%
2017 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount rate used to compute present value			25.00%